Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
    AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2021	$(39,725)	$50,817	$(33,599)	$(22,507)
Other comprehensive income (loss)	(25,982)	(97,103)	32,247	(90,838)
Amounts reclassified from AOCI to the consolidated statement of operations	(4,288)	42,772	9,804	48,288
Net current period OCI	$(30,270)	$(54,331)	$42,051	$(42,550)
OCI attributable to the non-controlling interests	(249)	—	—	(249)
Net current period OCI attributable to shareholders of AQN	$(30,519)	$(54,331)	$42,051	$(42,799)
Amount reclassified from AOCI to non-controlling interest	(6,371)	—	—	(6,371)
Balance, December 31, 2021	$(76,615)	$(3,514)	$8,452	$(71,677)
Other comprehensive income (loss)	(18,013)	(128,838)	23,722	(123,129)
Amounts reclassified from AOCI to the consolidated statement of operations	(5,489)	34,543	4,039	33,093
Net current period OCI	$(23,502)	(94,295)	27,761	$(90,036)
OCI attributable to the non-controlling interests	1,650	—	—	1,650
Net current period OCI attributable to shareholders of AQN	$(21,852)	(94,295)	27,761	$(88,386)
Balance, December 31, 2022	$(98,467)	$(97,809)	$36,213	$(160,063)
Amounts reclassified from AOCI for foreign currency cumulative translation affected interest expense and derivative gain (loss); those for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales, interest expense and derivative gain (loss) while those for pension and post-employment actuarial changes affected pension and post-employment non-service costs.